SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Carrying value	$ 286,000,000	$ 199,230,000
Senior notes, Carrying value	300,000,000	0
Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Estimated fair value (Level 2)	286,000,000	199,230,000
Senior notes, Estimated fair value (Level 2)	$ 314,625,000	$ 0